Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants.
Warrants

4.    Warrants

Liability Classified Warrants

The following table presents the change in the liability balance associated with the liability classified warrants, which are classified in Level 3 of the fair value hierarchy from January 1, 2021, to September 30, 2022:

Warrants ($)
Balance as of January 1, 2021	$287,750
Additional warrants issued	—
Change in fair value	86,944
Balance as of December 31, 2021	$374,694
Additional warrants issued	—
Change in fair value	(88,367)
Balance as of September 30, 2022	$286,327

As of September 30, 2022, the Company has issued a customer a warrant to purchase up to $1.00 million of capital stock in a future round of financing at a 20% discount of the lowest price paid by another investor. The warrant was issued on November 9, 2016. There is no vesting period, and the warrant expires on November 30, 2026. The Company evaluated the provisions of ASC 480, Distinguishing Liabilities from Equity, noting the warrant should be classified as a liability due to its settlement being for a variable number of shares and potentially for a class of shares not yet authorized. The warrant was determined to have a fair value of $250 thousand which was recorded as a deferred contract acquisition asset and to a warrant liability during the year ended December 31, 2016 and was amortized as a revenue discount prior to the current periods presented. The fair value of the warrant was estimated on the date of grant by estimating the warrant’s intrinsic value on issuance using the estimated fair value of the Company as a whole and has a balance of $250 thousand as of September 30, 2022.

The Company has issued an investor warrant to purchase $50 thousand worth of shares of our Class A Shares of Common Stock. The warrants were issued on December 16, 2016. There is no vesting period, and the warrants expire in 10 years from the issuance date. The warrant agreement states that the investor is entitled to the “number of shares of Common Stock with a Fair Market Value as of the Determination Date of $50,000”. The determination date is defined as the “date that is the earlier of (A) the conversion of the investor’s Note into the equity interests of the Company or (B) the maturity date of the Note.” The investor converted the referenced Note on September 30, 2020, therefore, the determination date. The number of shares to be purchased is settled as 32,092 shares as of June 30, 2020. The exercise price of the warrants is variable until the exercise date.

The Company used a Black-Scholes-Merton pricing model to determine the fair value of the warrants and uses this model to assess the fair value of the warrant liability. As of September 30, 2022, the warrant liability is recorded at $36 thousand which is an $89 thousand decrease from the balance of $125 thousand as of December 31, 2021.

Equity Classified Warrants

		As of September 30,	As of December 31,
Warrant Issuance Date	Strike Price	2022	2021
September 30, 2016	$0.1664	—	400,641
November 9, 2016	$0.6240	400,640	400,640
January 23, 2020	$1.6000	932,210	932,210
January 23, 2020	$1.6000	2,622,995	4,660,555
August – December 2021	$4.0000	1,343,713	1,357,963
January – February 2022	$4.0000	75,855	—
September 14, 2022	$1.7700	1,950,000	—
Total warrants outstanding		7,325,413	7,752,009

On September 30, 2016, the Company issued REach® a warrant to purchase 400,641 shares of Class A Shares of Common Stock with an exercise price of $0.1664 per share. There is no vesting period, and the warrant expires on September 30, 2026. The fair value of the warrant was estimated on the date of grant using the Black-Scholes-Merton model.

On December 21, 2021, REach® executed a Notice of Exercise for its warrants to purchase 400,641 shares of Class A Common Stock at an exercise price of $0.1664 per share. The closing occurred on January 10, 2022 and resulted in total cash proceeds of $67 thousand to the Company for the warrant exercise.

The Company has issued a customer a warrant to purchase 400,640 shares of Class A Shares of Common Stock with an exercise price of $0.6240 per share. The warrant was issued on November 9, 2016. There is no vesting period, and the warrant expires on November 30, 2026. The Company used a Black-Scholes-Merton pricing model to determine the fair value of the warrant. The fair value of the warrant issued in connection with the customer contract was determined to be $0.46 per share and had a fair value of $183 thousand which was recorded as a deferred contract acquisition asset and to additional paid-in capital during the year ended December 31, 2016 and which was amortized as a revenue discount in the periods prior to those presented. The fair value of the warrant issued is recorded as a revenue discount as it is considered a sales incentive.

These warrants remain outstanding as of September 30, 2022.

In January 2020, the Company issued REach® a warrant to purchase 932,210 shares of the Company’s Class A Shares of Common Stock at an exercise of $1.6000 per share in exchange for the cancellation of a $100 thousand SAFE issued on August 18, 2017 by the Company’s affiliate Trusted Mail Inc. with an agreed value of $125 thousand. The warrants were issued on January 23, 2020. There is no vesting period, and the warrants expire on December 20, 2024.

These warrants remain outstanding as of September 30, 2022.

In January 2020, the Company issued SCV a warrant to purchase 4,660,555 shares of the Company’s Class A Shares of Common Stock at a strike price of $1.6000 per share in exchange for $300 thousand in cash and “Premium” sponsorship status with a credited value of $100 thousand per year for 3 years totaling $300 thousand. This “premium” sponsorship status provides the Company with certain benefits in marketing and networking, such as the Company being listed on the investor’s website, as well as providing the Company certain other promotional opportunities organized by the investor. The warrants were issued on January 23, 2020. There is no vesting period, and the warrants expire on December 20, 2024.

On December 21, 2021, SCV executed a Notice of Exercise for certain of its warrants to purchase 2,037,560 shares of Class A Common Stock at an exercise price of $1.6000 per share for a total purchase price of $3.26 million. The closing occurred on January 10, 2022 and resulted in total cash proceeds of $3.26 million to the Company for the warrant exercise.

The warrants to purchase the remaining 2,622,995 shares of the Company’s Class A Shares of Common Stock remain outstanding as of September 30, 2022.

The Company issued 1,357,963 warrants from August 2021 to December 2021 and 77,105 warrants from January 2022 to February 2022 related to the Regulation CF, D, and S common stock and warrant offering discussed in Note 1 to the consolidated financial statements. These warrants became exercisable on January 26, 2022 when the Company received SEC qualification of its offering statement on Form 1-A. These warrants expire as of the earlier of: (a) January 26, 2023, (b) the acquisition of the Company by another entity, or (c) immediately prior to the closing of a firm commitment underwritten public offering. On August 25, 2022, we refunded $5,000 in Regulation CF Units to two investors resulting in the cancellation of 1,250 warrants.

During the nine months ended September 30, 2022, investors exercised 14,250 warrants at an exercise price of $4.0000 per share, resulting in total cash proceeds of $57 thousand to the Company for the warrant exercises. The warrants to purchase the remaining 1,419,568 shares of the Company’s Class A Shares of Common Stock remain outstanding as of September 30, 2022.

On September 11, 2022, the Company entered into a Securities Purchase Agreement (the “SPA”) with Armistice Capital Master Fund Ltd. Pursuant to the terms of the SPA, the Company agreed, at the closing of the SPA, to sell and issue to the Armistice Capital Master Fund Ltd. in a private placement 975,000 shares of Class A Common Stock of the Company and warrants to purchase 1,950,000 shares of Class A Common Stock of the Company for a total purchase price of $1,511,250.

The warrants also allow for a “cashless exercise” if, at any time after the six (6) month anniversary of the issue date of the warrants there is no effective registration statement registering the resale of the Class A Common Stock issuable pursuant to the warrants. In such a case, then warrants may also be exercised, in whole or in part, by means of a cashless exercise in which the Selling Stockholder will be entitled to receive a number of shares of Class A Common Stock as described in the warrants. Trust Stamp filed the registration statement on September 30, 2022.

The 1,950,000 warrants have an exercise price of $1.77 and may be exercised at any time by the Selling Stockholder starting on the issuance date, September 14, 2022, until the five year and six-month anniversary thereafter.

These warrants remain outstanding as of September 30, 2022.

4.    Warrants

Liability Classified Warrants

The following table presents the change in the liability balance associated with the liability-classified warrants, which are classified in Level 3 of the fair value hierarchy from January 1, 2020 to December 31, 2021:

Warrants ($)
Balance as of January 1, 2020	$287,750
Additional warrants issued	—
Change in fair value	—
Balance as of December 31, 2020	$287,750
Additional warrants issued	—
Change in fair value	86,944
Balance as of December 31, 2021	$374,694

As of December 31, 2021, the Company has issued a customer a warrant to purchase up to $1.00 million of capital stock in a future round of financing at a 20% discount of the lowest price paid by another investor. The warrant was issued on November 9, 2016. There is no vesting period, and the warrant expires on November 30, 2026. The Company evaluated the provisions of ASC 480, Distinguishing Liabilities from Equity, noting the warrant should be classified as a liability due to its settlement being for a variable number of shares and potentially for a class of shares not yet authorized. The warrant was determined to have a fair value of $250 thousand which was recorded as a deferred contract acquisition asset and to a warrant liability during the year ended December 31, 2016 and was amortized as a revenue discount prior to the current periods presented. The fair value of the warrant was estimated on the date of grant by estimating the warrant’s intrinsic value on issuance using the estimated fair value of the Company as a whole and has a balance of $250 thousand as of December 31, 2021.

The Company has issued an investor warrant to purchase $50 thousand of Class A Shares of Common Stock. The warrants were issued on December 16, 2016. There is no vesting period, and the warrants expire in 10 years from the issuance date. The warrant agreement states that the investor is entitled to the “number of shares of Common Stock with a Fair Market Value as of the Determination Date of $50,000”. The determination date is defined as the “date that is the earlier of (A) the conversion of the investor’s Note into the equity interests of the Company or (B) the maturity date of the Note.” The investor converted the referenced Note on June 30, 2020, therefore, the determination date. The number of shares to be purchased is settled as 32,092 shares as of June 30, 2020. The exercise price of the warrants is variable until the exercise date.

The Company used a Black-Scholes-Merton pricing model to determine the fair value of the warrants and uses this model to assess the fair value of the warrant liability. As of December 31, 2021, the warrant liability is recorded at $125 thousand which is a $87 thousand increase from the balance as of December 31, 2020 of $38 thousand.

Equity Classified Warrants

	As of December 31,
Warrant Issuance Date	Strike Price	2021	2020
September 30, 2016	$0.170	400,641	400,641
November 9, 2016	$0.620	400,640	400,640
January 23, 2020	$1.600	932,210	932,210
January 23, 2020	$1.600	4,660,555	4,660,555
April 22, 2020	$0.002	—	75,000
August – December 2021	$4.000	1,357,963	—
Total warrants outstanding		7,752,009	6,469,046

On September 30, 2016, the Company issued REach a warrant to purchase 400,641 shares of Class A Shares of Common Stock with an exercise price of $0.17 per share. There is no vesting period, and the warrant expires on September 30, 2026. The fair value of the warrant was estimated on the date of grant using the Black-Scholes-Merton model. These warrants remain outstanding as of December 31, 2021.

The Company has issued a customer a warrant to purchase 400,640 shares of Class A Shares of Common Stock with an exercise price of $0.62 per share. The warrant was issued on November 9, 2016. There is no vesting period, and the warrant expires on November 30, 2026. The Company used a Black-Scholes-Merton pricing model to determine the fair value of the warrant. The fair value of the warrant issued in connection with the customer contract was determined to be $0.46 per share and had a fair value of $183 thousand which was recorded as a deferred contract acquisition asset and to additional paid-in capital during the year ended December 31, 2016 and which was amortized as a revenue discount in the periods prior to those presented. The fair value of the warrant issued is recorded as a revenue discount as it is considered a sales incentive.

These warrants remain outstanding as of December 31, 2021.

In January 2020, the Company has issued to an investor a warrant to purchase 932,210 shares of the Company’s Class A Shares of Common Stock at an exercise of $1.60 per share in exchange for the cancellation of a $100 thousand SAFE issued on August 18, 2017 by the Company’s affiliate Trusted Mail Inc. with an agreed value of $125 thousand. See Note 5 to the consolidated financial statements appearing elsewhere in this registration statement for the reduction in SAFE liability for this amount. The warrants were issued on January 23, 2020. There is no vesting period, and the warrants expire on December 20, 2024.

In January 2020, the Company has issued to an investor a warrant to purchase 4,660,555 shares of the Company’s Class A Shares of Common Stock at a strike price of $1.60 per share in exchange for $300 thousand in cash and “Premium” sponsorship status with a credited value of $100 thousand per year for 3 years totaling $300 thousand. This “premium” sponsorship status provides the Company with certain benefits in marketing and networking, such as the Company being listed on the investor’s website, as well providing the Company certain other promotional opportunities organized by the investor. The warrants were issued on January 23, 2020. There is no vesting period, and the warrants expire on December 20, 2024.

The fair value of the two warrants above issued in January 2020 was estimated on the date of grant using the Black-Scholes-Merton model and was valued using the following assumptions:

Fair value of Class A Shares of Common Stock	$1.56
Exercise price	$1.60
Risk free interest rate	1.58%
Dividend yield	0%
Expected volatility	44%
Contractual term	2 years

The total fair value of these warrants was determined to be $2.14 million and is recorded in the consolidated statements of stockholders’ equity (deficit). Thus, fair value is $1.40 million in excess of the total consideration received for the warrants of $725 thousand. This amount is expensed in the consolidated statement of operations for the year ended December 31, 2020. These warrants remain outstanding as of December 31, 2021.

As discussed in Note 3 to the consolidated financial statements appearing elsewhere in this registration statement, the Company issued equity classified warrants in conjunction with the venture debt issued to SCV on April 22, 2020. As the warrants vested immediately and had a $0.002 strike price, we did not calculate the value using a Black-Scholes-Merton model. Rather we valued them at the price per share of the Series A Preferred Stock, $7.79, given the immediate exercisability and nominal strike price. This value was then used to perform the allocation between the debt and equity to arrive at a warrant value of $88 thousand. These warrants were exercised on April 22, 2021 to purchase 75,000 of the Company’s Class A Shares of Common Stock for $150.

On August 25, 2021, the Company launched concurrent offerings under Regulation CF, Regulation D, and Regulation S. The Company initially sought to raise up to $5.00 million in the aggregate between the three offerings through the sale of units, but had the discretion to accept up to $5.00 million in each offering. Each unit consists of 1 share of the Company’s Class A Common Stock, par value $0.01 per share, and 1 warrant to purchase 1 share of Class A Common Stock of the Company in a future registered or exempt offering of the Company (i.e. a Regulation CF, Regulation D, or Regulation S Warrant, as applicable). The proceeds were allocated between the Company’s Class A Common Stock and the warrants using the relative fair value method.

For the combined Regulation CF, Regulation D, and Regulation S offerings as of December 31, 2021, we have issued 1,357,963 units, which includes 1,357,963 warrants to purchase shares of Class A Common Stock of the Company with an exercise price of $4.00 per share. These warrants were not exercisable until January 26, 2022 when the Company received SEC qualification of its offering statement on Form 1-A. These warrants expire as of the earlier of: (a) January 26, 2023, (b) the acquisition of the Company by another entity, or (c) immediately prior to the closing of a firm commitment underwritten public offering.

The fair value of the warrants was estimated on the date of grant using the Black-Scholes-Merton model and was valued using the following assumptions:

Fair value of Class A Shares of Common Stock	$2.48 – 5.55
Exercise price	$4.00
Risk free interest rate	0.07 – 0.30%
Dividend yield	0%
Expected volatility	52.86 – 57.21%
Contractual term	1 year

These warrants remain outstanding as of December 31, 2021.